Discontinued Operations and Assets Held for Sale - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended			3 Months Ended	1 Months Ended	12 Months Ended
	Apr. 30, 2011 International Surgical Products Business [Member]	Jun. 30, 2011 International Surgical Products Business [Member]	Mar. 31, 2011 International Surgical Products Business [Member]	Sep. 30, 2011 International Surgical Products Business [Member]	Mar. 31, 2011 OnSite Services Business [Member]	Apr. 30, 2012 Nicolet Business [Member]	Jun. 30, 2013 Nicolet Business [Member]	Jun. 30, 2012 Nicolet Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales price of definitive agreement		$ 124				$ 58
Pre-tax impairment charge			40					78
Additional loss on sale of Nicolet business							(4)
Loss recorded in discontinued operations	47
Loss related to incremental costs to sell and adjustments to estimated purchase price		5
Additional amount of receivables included within current assets		20
Discontinued operations, total consideration				144
Pre-tax gain related to disposition					$ 15